Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 5,706,628	$ 6,553,768	$ 4,296,676
Other current assets	9,500	15,590	16,804
TOTAL CURRENT ASSETS	5,716,128	6,569,358	4,313,480
Intangible assets, net	172	180	213
Property and equipment, net	75,961	75,948	13,259
Security deposit	7,500	7,500	7,500
TOTAL NON-CURRENT ASSETS	83,633	83,628	20,972
TOTAL ASSETS	5,799,761	6,652,986	4,334,452
CURRENT LIABILITIES
Accounts payable and accrued expenses	253,474	178,929	14,955
Payable to related party	0	0	516
TOTAL CURRENT LIABILITIES	253,474	178,929	15,471
Commitments and Contingencies
TOTAL LIABILITIES	253,474	178,929	15,471
STOCKHOLDERS' EQUITY
Preferred Stock	0	0	0
Common Stock	17,870	17,840	15,983
Additional paid-in capital	9,898,776	9,684,578	5,011,661
Common stock issuable	0	19,800	0
Accumulated deficit	(4,370,359)	(3,248,161)	(708,663)
TOTAL STOCKHOLDERS' EQUITY	5,546,287	6,474,057	4,318,981
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,799,761	$ 6,652,986	$ 4,334,452